SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

The Company evaluated subsequent events from the balance sheet date of September 30, 2025, through January 19, 2026 the date these condensed consolidated financial statements were issued. Material events include:

Equity Line of Credit (ELOC)

On October 13, 2025, the Company entered into a Share Purchase Agreement with New Circle Principal Investments LLC (“Investor”), providing access to up to $75.0 million in capital over 36 months. Key terms include:

●	The Company has the right, but not the obligation, to sell shares of its Class B Common Stock to the Investor at its discretion.
●	The purchase price will be based on the Volume Weighted Average Price (VWAP) during a specified pricing period, less a discount (3% for a 3-day VWAP or 4% for a 1-day VWAP).
●	Total shares of Class B Common Stock issuable under the ELOC are limited to 19.99% of the shares outstanding as of October 13, 2025, unless stockholder approval under applicable Nasdaq rules is obtained or not required. The Investor cannot beneficially own more than 4.99% (or 9.99% upon notice) of outstanding shares of Class B Common Stock.
●	Accessing the facility requires an effective resale registration statement. The Company filed a Form S-1 on October 23, 2025, to register 6,000,000 shares for this purpose.
●	Stock issuance fees include a $25,000 structuring fee, a $25,000 legal fee, and $375,000 in shares of Class B Common Stock to be issued to the Investor.
●	On November 12, 2025, the Company satisfied the $375,000 stock issuance fee by issuing 45,127 shares of Class B Common Stock at a price of $8.31 per share.

As of the date of this filing the Company has issued 565,000 shares under this agreement for proceeds of approximately $3.0 million.

Direct Listing on Nasdaq

On October 16, 2025, the Company’s Class B Common Stock commenced trading on the Nasdaq Capital Market under the ticker symbol “SEV”. The Company did not receive any proceeds from the direct listing, as it was a resale of shares by existing stockholders.

Transition to Public Benefit Corporation

On September 30, 2025, the Company filed an amended and restated certificate of incorporation and transitioned to a Delaware Public Benefit Corporation (“PBC”). As a PBC, the Company is required to balance the pecuniary interests of its stockholders, the best interests of those materially affected by its conduct, and the specific public benefit it has chosen to pursue.

Conversion of Class A to Class B

In October and November 2025, certain holders of the Company’s Class A common stock voluntarily converted an aggregate of 5,825,021 shares of Class A common stock into an equal number of shares of Class B Common Stock, pursuant to the terms of the Company’s certificate of incorporation.

2025 Omnibus Equity Incentive Plan

On October 23, 2025, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register 14,000,000 shares of Class B Common Stock issuable under the Company’s 2025 Omnibus Equity Incentive Plan (the “2025 Plan”).

The 2025 Plan, which was approved by the Board and adopted by the stockholders in August 2025 and became effective in connection with the Company’s Direct Listing on Nasdaq, replaced the 2021 Plan. No further awards will be made under the 2021 Plan, although all outstanding awards under the 2021 Plan will continue to vest and convert as originally granted.

Equity-Based Compensation

Subsequent to September 30, 2025, the Company granted non-qualified stock options (“NQSOs”) and restricted stock units (“RSUs”) under its equity incentive plans.

The following awards were granted during the period:

●	On October 29, 2025: The Company granted 143,987 RSUs to directors whose service commenced in connection with the Company’s direct listing on The Nasdaq Stock Market. These awards were valued at $6.98 per share.
●	On December 22, 2025: The Company granted 332,015 NQSOs to newly hired employees satisfying contractual obligations pursuant to their offer letters. The options have an exercise price of $4.98 per share.
●	On December 29, 2025: The Company granted an aggregate of 195,333 RSUs to employees and consultants pursuant to a Board authorization on December 3, 2025.
●	On December 30, 2025: The Company granted 1,951,693 NQSOs with an exercise price of $4.85 per share and 75,000 RSUs. This was a broad-based grant awarded to all employees, including executive officers.

Vesting terms vary by grant type. The director RSUs granted on October 29, 2025, included a portion that vested immediately and a portion vesting annually over four years. The RSUs granted on December 29, 2025, vest in equal quarterly installments during 2026. All other awards generally vest over a four-year service period. Stock options granted generally have ten-year contractual terms. The grant-date fair value of stock options was estimated using the Black-Scholes option-pricing model. Because these awards were granted subsequent to September 30, 2025, no stock-based compensation expense related to these awards is reflected in the accompanying historical financial statements.

Warrants

During the year ended December 31, 2024, the Company issued warrants to service providers for 533,333 shares of Class B Common Stock. As stipulated in the agreement, the exercise price was to be determined based on a 5-day measurement period following the Company’s listing on a national exchange. The Company listed on October 16, 2025, and accordingly, on October 22, 2025, the exercise price for these warrants was set at $5.28 per share.

Appointment of Chair of the Board

On January 8, 2026, the Board of Directors of Aptera Motors Corporation approved a Unanimous Written Consent appointing Tony Kirton as Chair of the Board, effective immediately, for a one-year term. The Board approved Chair compensation of $90,000 annually in cash, paid monthly, and granted Restricted Stock Units with a grant date fair value of $200,000 under the Company’s 2025 Omnibus Equity Incentive Plan, vesting in full on the one-year anniversary of the grant date, subject to continued service.

NOTE 13 – SUBSEQUENT EVENTS

Regulation A+ Common Stock Offering

In November 2024, the Company commenced a Regulation A+ offering of its Class B common stock priced at $44.40 per share. The total amount that can be raised through this offering is $15 million and remains ongoing. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $100 thousand through this offering.

Regulation D Class B Common Stock Offering

In November 2024, the Company commenced a Regulation D Rule 506(c) offering of its Class B common stock priced at $31.50 per share. The total amount that can be raised through this offering is $20 million. This offering remains ongoing and is limited to accredited investors. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $348 thousand through this offering.

Extension of Post-Termination Exercise Period

In January 2025, the Company extended the post-termination exercise period of 180,758 stock options that were granted to a former employee by 12 months.

Reverse Stock Split

On August 5, 2025, the Company effected a 1-for-3 reverse stock split of its issued and outstanding Class A common stock, Class B common stock, and each series of Series B-1 preferred stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every three shares of each class or series issued and outstanding immediately prior to the effective time were automatically reclassified into one share of the same class or series. No fractional shares were issued as a result of the Reverse Stock Split; instead, any fractional shares resulting from the split were rounded up to the nearest whole share. The par value of the Company’s capital stock and the total number of authorized shares were not affected by the Reverse Stock Split. Accordingly, all share and per-share amounts for all periods presented in the accompanying consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Other

The Company has evaluated subsequent events that have occurred through the date of this filing and determined that there were no subsequent events or transactions that required recognition or disclosure in the financial statements.